Expense Example - FidelityGlobalEquityIncomeFund-AMCIZPRO - FidelityGlobalEquityIncomeFund-AMCIZPRO - Fidelity Global Equity Income Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Global Equity Income Fund - Class C
Expense Example:
1 year	$ 300
3 years	618
5 years	1,062
10 years	2,102
Fidelity Advisor Global Equity Income Fund - Class Z
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	1,014
Fidelity Advisor Global Equity Income Fund - Class A
Expense Example:
1 year	692
3 years	940
5 years	1,207
10 years	1,967
Fidelity Advisor Global Equity Income Fund - Class M
Expense Example:
1 year	493
3 years	796
5 years	1,120
10 years	2,035
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example:
1 year	97
3 years	303
5 years	525
10 years	$ 1,166